Equity (Details) - Schedule of the options outstanding - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of The Options Outstanding Abstract
Outstanding ,Shares (in Shares)	165,100	152,450
Outstanding ,Weighted Average Grant Date Fair Value	$ 10.9	$ 10.27
Outstanding ,Weighted Average Exercise Price	$ 22.63	$ 22.07
Outstanding ,Aggregate Intrinsic Value (in Dollars)	$ 779,457	$ 835,974
Outstanding ,Shares (in Shares)	277,848	165,100
Outstanding ,Weighted Average Grant Date Fair Value	$ 12.99	$ 10.9
Outstanding ,Weighted Average Exercise Price	$ 24.75	$ 22.63
Outstanding ,Aggregate Intrinsic Value (in Dollars)	$ 2,992,895	$ 779,457
Granted ,Shares (in Shares)	121,398	29,600
Granted ,Weighted Average Grant Date Fair Value	$ 15.63	$ 11.55
Granted ,Weighted Average Exercise Price	$ 27.57	$ 23.78
Exercised ,Shares (in Shares)	(2,200)
Exercised ,Weighted Average Grant Date Fair Value	$ 6.66
Exercised ,Weighted Average Exercise Price	$ 16
Forfeited ,Shares (in Shares)		(3,200)
Forfeited ,Weighted Average Grant Date Fair Value		$ 13.26
Forfeited ,Weighted Average Exercise Price		$ 27.57
Cancelled ,Shares (in Shares)	(6,450)	(13,750)
Cancelled ,Weighted Average Grant Date Fair Value	$ 11.09	$ 4.8
Cancelled ,Weighted Average Exercise Price	$ 26.67	$ 17.68